Multi-Asset Absolute Return Fund Performance Management - Class NAV [Member] - Multi-Asset Absolute Return Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. The ICE BofA 0–3 Month U.S. Treasury Bill Index and the 30% MSCI All Country World Index/70% Bloomberg Global Aggregate Bond Index (USD Hedged) show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days.A note on performancePrior to August 28, 2019, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to August 28, 2019.Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Bar Chart [Heading]	Calendar year total returns (%)—Class NAV
Bar Chart Closing [Text Block]	Year-to-date total return through:Q3 20254.73%Best quarter:Q3 20247.19%Worst quarter:Q1 2020-3.97%
Performance Table Heading	Average annual total returns (%)—as of 12/31/2024
Performance Table Uses Highest Federal Rate	Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	 Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Availability Phone [Text]	800-344-1029 between 8:00 a.m. and 7:00 p.m., Eastern time, on most business days
Class NAV
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return through:
Bar Chart, Year to Date Return	4.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.19%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(3.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020